Investments - Realized Gains and Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Fixed maturities and equity securities
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of fixed maturities			$ 193,749	$ 229,021
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	0		0
Available-for-sale Securities, Gross Realized Losses	(505)		(505)
Available-for-sale Securities, Gross Realized Gain (Loss)	(505)		(505)
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	152	585	152	6,971
Available-for-sale Securities, Gross Realized Losses	(204)	(69)	(204)	(5,508)
Available-for-sale Securities, Gross Realized Gain (Loss)	(52)	516	(52)	1,463
Other
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	0		0
Available-for-sale Securities, Gross Realized Losses	(561)		(561)
Available-for-sale Securities, Gross Realized Gain (Loss)	(561)		(561)
Equity and other securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	152		152
Available-for-sale Securities, Gross Realized Losses	(1,270)		(1,270)
Available-for-sale Securities, Gross Realized Gain (Loss)	(1,118)		(1,118)
NGHC, excluding Reciprocal Exchanges | Equity and other securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	152		152
Available-for-sale Securities, Gross Realized Losses	(1,270)		(1,270)
Available-for-sale Securities, Gross Realized Gain (Loss)	(1,118)		(1,118)
Reciprocal Exchanges | Equity and other securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	0		0
Available-for-sale Securities, Gross Realized Losses	0		0
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 0		$ 0